                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-05749

                              THE CHINA FUND, INC.
               (Exact name of registrant as specified in charter)

                     c/o STATE STREET BANK AND TRUST COMPANY
                        2 AVENUE DE LAFAYETTE, 6TH FLOOR
                                  P.O. BOX 5049
                              BOSTON, MA 02206-5049
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for                                Copy to:
           Service)

       Mary Moran Zeven                             Leonard B. Mackey, Jr., Esq.
           Secretary                                 Clifford Chance U.S. LLP
     The China Fund, Inc.                               31 West 52nd Street
     2 Avenue de Lafayette                           New York, New York 10019
       Boston, MA 02111

Registrant's telephone number, including area code: (888) 246-2255

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

NAME OF ISSUER AND TITLE OF ISSUE                                                  SHARES             VALUE (NOTE A)
---------------------------------                                               -----------           --------------
COMMON STOCK AND OTHER EQUITY INTERESTS

CHINA
   FINANCIALS -- (1.4%)
      Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd.                5,130,689            $   9,753,440
                                                                                                       -------------
         TOTAL CHINA -- (Cost $6,938,100)                                                       1.4%       9,753,440
                                                                                              -----    -------------
HONG KONG
   CONSUMER DISCRETIONARY -- (7.0%)
     China Travel International Investment Hong Kong, Ltd. (1)                   10,982,000                5,873,669
     Huabao International Holdings, Ltd.                                         12,790,000               11,614,373
     Intime Department Store Group Co., Ltd. *                                    8,778,000                7,712,197
     Ports Design, Ltd.                                                           2,678,500                7,729,762
     Shangri-La Asia, Ltd. (1)                                                    4,141,555               12,217,525
     Yorkey Optical International Cayman, Ltd. #                                 16,374,000                3,402,215
                                                                                                       -------------
                                                                                                          48,549,741
                                                                                                       -------------
   CONSUMER STAPLES -- (3.9%)
      Chaoda Modern Agriculture (Holdings), Ltd. (1)                             26,737,998               27,161,017
                                                                                                       -------------
   ENERGY -- (0.4%)
      China Rare Earth Holdings, Ltd.                                            15,254,000                2,895,592
                                                                                                       -------------
   FINANCIALS -- (2.0%)
      SPG Land (Holdings), Ltd. (1) * #                                           9,868,000                6,049,911
      Tianjin Development Holdings, Ltd.                                          8,440,000                7,534,313
                                                                                                       -------------
                                                                                                          13,584,224
                                                                                                       -------------
   HEALTH CARE -- (4.6%)
      China Shineway Pharmaceutical Group, Ltd. #                                11,184,000                7,660,028
      Golden Meditech Co., Ltd. (1) #                                            35,040,000               14,201,792
      Natural Beauty Bio-Technology, Ltd. #                                      32,780,000                9,754,138
                                                                                                       -------------
                                                                                                          31,615,958
                                                                                                       -------------
   INDUSTRIALS -- (1.2%)
      TPV Technology, Ltd.                                                       12,728,000                8,097,180
                                                                                                       -------------
   INFORMATION TECHNOLOGY -- (0.5%)
      Arcontech Corp. (2) * #                                                    18,386,000                       --
      Chinasoft International, Ltd. #                                            19,230,000                3,280,371
                                                                                                       -------------
                                                                                                           3,280,371
                                                                                                       -------------
   MATERIALS -- (0.4%)
       Fountain Set (Holdings), Ltd.                                             11,210,000                2,228,585

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2008 (UNAUDITED)

NAME OF ISSUER AND TITLE OF ISSUE                                                  SHARES             VALUE (NOTE A)
---------------------------------                                               -----------           --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
HONG KONG (CONTINUED)
   MATERIALS (CONTINUED)
      Ocean Grand Chemicals Holdings, Ltd. (2) * #                               17,379,000            $     691,001
                                                                                                       -------------
                                                                                                           2,919,586
                                                                                                       -------------
   UTILITIES -- (2.6%)
      Xinao Gas Holdings, Ltd. (1) #                                              9,286,000               17,865,365
                                                                                                       -------------
         TOTAL HONG KONG -- (Cost $83,403,740)                                                 22.6%     155,969,034
                                                                                              -----    -------------
HONG KONG - "H" SHARES
   CONSUMER STAPLES -- (1.5%)
      Wumart Stores, Inc. #                                                      15,126,000               10,262,939
                                                                                                       -------------
   ENERGY -- (6.6%)
      China Oilfield Services, Ltd. (1)                                           7,132,000               13,026,066
      China Petroleum & Chemical Corp. (1)                                       14,120,000               14,868,591
      China Shenhua Energy Co., Ltd. (1)                                          3,435,000               17,622,954
                                                                                                       -------------
                                                                                                          45,517,611
                                                                                                       -------------
   HEALTH CARE -- (1.2%)
      Shandong Weigao Group Medical Polymer Co., Ltd. #                           4,960,000                8,372,006
                                                                                                       -------------
   INDUSTRIALS -- (2.4%)
      China Railway Group, Ltd. (1) *                                             7,302,000                7,932,630
      Zhejiang Expressway Co., Ltd. (1)                                           8,664,000                9,045,546
                                                                                                       -------------
                                                                                                          16,978,176
                                                                                                       -------------
   MATERIALS -- (1.8%)
      Zijin Mining Group Co., Ltd. (1)                                           10,408,000               12,321,425
                                                                                                       -------------
   TELECOMMUNICATIONS -- (1.3%)
      ZTE Corp. (1)                                                               1,597,400                8,809,963
                                                                                                       -------------
         TOTAL HONG KONG - "H" SHARES -- (Cost $68,074,164)                                    14.8%     102,262,120
                                                                                              -----    -------------
         TOTAL HONG KONG (INCLUDING "H" SHARES) -- (Cost $151,477,904)                         37.4%     258,231,154
                                                                                              -----    -------------
SINGAPORE
   CONSUMER DISCRETIONARY -- (1.1%)
      China Hongxing Sports, Ltd. (1)                                            16,493,000                7,159,987
                                                                                                       -------------
   CONSUMER STAPLES -- (2.0%)
      China Fishery Group, Ltd.                                                   6,068,000                7,367,352

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2008 (UNAUDITED)

NAME OF ISSUER AND TITLE OF ISSUE                                                  SHARES             VALUE (NOTE A)
---------------------------------                                               -----------           --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
SINGAPORE (CONTINUED)
   CONSUMER STAPLES (CONTINUED)
      Hsu Fu Chi International, Ltd. #                                            8,409,000            $   6,173,268
                                                                                                       -------------
                                                                                                          13,540,620
                                                                                                       -------------
   INDUSTRIALS -- (1.2%)
      Yangzijiang Shipbuilding Holdings, Ltd. (1) *                               9,546,000                8,490,425
                                                                                                       -------------
   INFORMATION TECHNOLOGY -- (0.5%)
      CDW Holding, Ltd. # +                                                      60,000,000                3,600,042
                                                                                                       -------------
         TOTAL SINGAPORE -- (Cost $36,472,269)                                                  4.8%      32,791,074
                                                                                              -----    -------------
TAIWAN
   CONSUMER DISCRETIONARY -- (8.8%)
      FamilyMart Co., Ltd. #                                                      3,557,652                5,541,376
      Far Eastern Department Stores, Ltd.                                        17,630,080               24,391,064
      HannStar Display Corp. *                                                   17,900,000                6,538,940
      Merry Electronics Co., Ltd.                                                 3,584,340                8,212,836
      Synnex Technology International Corp.                                       6,536,050               13,248,887
      Wintek Corp.                                                                3,148,000                2,608,245
                                                                                                       -------------
                                                                                                          60,541,348
                                                                                                       -------------
   CONSUMER STAPLES -- (3.7%)
      Lien Hwa Industrial Corp.                                                  15,161,855                8,673,345
      Uni-President Enterprises Corp.                                            14,137,220               17,163,328
                                                                                                       -------------
                                                                                                          25,836,673
                                                                                                       -------------
   ENERGY -- (0.9%)
      Formosa Petrochemical Corp.                                                 2,658,000                6,156,412
                                                                                                       -------------
   FINANCIALS -- (9.9%)
      Cathay Financial Holding Co., Ltd.                                          5,708,370               13,416,844
      China Development Financial Holding Corp.                                  36,871,940               14,042,632
      Fubon Financial Holdings Co., Ltd.                                         12,603,000               12,538,349
      Ruentex Development Co., Ltd.                                               9,477,000                8,573,938
      Yuanta Financial Holdings Co., Ltd. *                                      26,413,545               19,872,774
                                                                                                       -------------
                                                                                                          68,444,537
                                                                                                       -------------
   INDUSTRIALS -- (2.3%)
      China Synthetic Rubber Corp.                                                5,294,000                5,036,419
      Efun Technology Co., Ltd.                                                   1,303,100                3,889,246

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2008 (UNAUDITED)

NAME OF ISSUER AND TITLE OF ISSUE                                                  SHARES             VALUE (NOTE A)
---------------------------------                                               -----------           --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
TAIWAN  (CONTINUED)
   INDUSTRIALS  (CONTINUED)
      Wah Lee Industrial Corp. #                                                  3,998,856            $   6,713,453
                                                                                                       -------------
                                                                                                          15,639,118
                                                                                                       -------------
   INFORMATION TECHNOLOGY -- (3.9%)
      Powertech Technology Inc.                                                   3,581,100               10,354,183
      Taiwan Secom Co., Ltd. #                                                    4,738,000                7,512,451
      Tripod Technology Corp.                                                     3,163,083                9,322,564
                                                                                                       -------------
                                                                                                          27,189,198
                                                                                                       -------------
   MATERIALS -- (2.3%)
      China Metal Products Co., Ltd.                                              8,392,675               11,963,443
      Yieh United Steel Corp. #                                                  11,379,600                3,927,050
                                                                                                       -------------
                                                                                                          15,890,493
                                                                                                       -------------
         TOTAL TAIWAN -- (Cost $167,366,378)                                                   31.8%     219,697,779
                                                                                              -----    -------------
UNITED KINGDOM
   HEALTH CARE -- (1.3%)
      China Medical System Holdings, Ltd. * # +                                   3,623,188                9,190,402
                                                                                                       -------------
         TOTAL UNITED KINGDOM -- (Cost $9,940,990)                                              1.3%       9,190,402
                                                                                              -----    -------------
UNITED STATES
   CONSUMER DISCRETIONARY -- (0.9%)
      The9, Ltd., ADR (1) *                                                         356,200                6,465,030
                                                                                                       -------------
   ENERGY -- (1.1%)
      Far East Energy Corp. * #                                                  11,111,111                7,444,444
                                                                                                       -------------
   HEALTH CARE -- (2.7%)
      Mindray Medical International, Ltd., ADR (1)                                  367,000               12,514,700
      WuXi PharmaTech Cayman Inc., ADR (1) *                                        230,689                5,811,056
                                                                                                       -------------
                                                                                                          18,325,756
                                                                                                       -------------
         TOTAL UNITED STATES -- (Cost $33,300,117)                                             4.7%       32,235,230
                                                                                              -----    -------------
         TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS --
         (Cost $405,495,758)                                                                   81.4%     561,899,079
                                                                                              -----    -------------

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2008 (UNAUDITED)

NAME OF ISSUER AND TITLE OF ISSUE                                                  SHARES             VALUE (NOTE A)
---------------------------------                                               -----------           --------------
EQUITY LINKED SECURITIES
   ENERGY -- (1.4%)
      China Yangtze Power Co., Ltd. Access Product (expiration 1/20/10) 144A,
         (2) (3)                                                                  4,169,077            $   9,834,853
                                                                                                       -------------
   FINANCIALS -- (1.2%)
      Finance Street Holding Co., Ltd. Access Product (expiration 2/13/12)
         144A, (2) (3)                                                            2,382,259                8,459,402
                                                                                                       -------------
   INDUSTRIALS -- (8.1%)
      Daqin Railway Co., Ltd. Access Product (expiration 11/02/11) 144A, (2)
         (3)                                                                      6,907,000               20,002,672
      Shanghai International Airport Co., Ltd. Access Product (expiration
         1/20/10) 144A, (2) (4)                                                   1,816,700                8,407,688
      Shanghai International Port (Group) Co., Ltd. Access Product
         (expiration 8/28/12) 144A, (2) (3)                                       5,499,923                5,714,420
      Shanghai Tunnel Engineering Co., Ltd. Access Product (expiration
         1/17/12) 144A, (2) (4)                                                   4,439,247                9,113,774
      Shanghai Zhenhua Port Machinery Co., Ltd. Access Product (expiration
         10/26/10) 144A, (2) (3)                                                  4,462,752               12,379,674
                                                                                                       -------------
                                                                                                          55,618,228
                                                                                                       -------------
   MATERIALS -- (1.6%)
      Qinghai Salt Lake Potash Co., Ltd. Access Product (expiration 10/26/10)
         144A, (2) (3)                                                              887,909               11,127,275
                                                                                                       -------------
         TOTAL EQUITY LINKED SECURITIES -- (Cost $37,747,766)                                  12.3%      85,039,758
                                                                                              -----    -------------
DIRECT INVESTMENTS
   INDUSTRIALS -- (1.4%)
      Highlight Tech Corp., (acquired 9/11/07) (2) (5) * #                        3,366,893                5,999,998
      Wuxi PAIHO, (acquired 9/17/07) (2) (5) * #                                    876,190                3,679,998
                                                                                                       -------------
                                                                                                           9,679,996
                                                                                                       -------------
   INFORMATION TECHNOLOGY -- (1.4%)
      China Silicon Corp., Series A Preferred (acquired 11/30/07) (2) (5) *
         # +                                                                         27,418                6,525,484
      China Silicon Corp. Warrants (expiration 11/30/10) (2) (5) * #                 27,418                       --
      Sino Twinwood Pte Ltd., (acquired 5/2/07) (2) (5) * #                         500,000                3,050,000

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2008 (UNAUDITED)

NAME OF ISSUER AND TITLE OF ISSUE                                                  SHARES             VALUE (NOTE A)
---------------------------------                                               -----------           --------------
DIRECT INVESTMENTS (CONTINUED)
   INFORMATION TECHNOLOGY  (CONTINUED)
      teco Optronics Corp., (acquired 4/26/04) (2) (5) * #                        1,861,710            $          --
                                                                                                       -------------
                                                                                                           9,575,484
                                                                                                       -------------
         TOTAL DIRECT INVESTMENTS -- (Cost $19,937,078)                                         2.8%      19,255,480
                                                                                              -----    -------------
SHORT TERM INVESTMENTS
UNITED STATES
      Repurchase Agreement with State Street Bank and Trust, 2.40%, 2/1/07 @     13,896,000               13,896,000
                                                                                                       -------------
         TOTAL UNITED STATES -- (Cost $13,896,000)                                              2.0%      13,896,000
                                                                                              -----    -------------
COLLATERAL FOR SECURITIES ON LOAN -- (15.4%)
   GOVERNMENT -- (0.1%)
      Federal National Mortgage Association, 6.11%, due 8/24/27                     518,990                  553,425
                                                                                                       -------------
                                                                                                             553,425
                                                                                                       -------------
   SHORT TERM -- (15.3%)
      Securities Lending Quality Trust                                          105,603,271              105,603,271
                                                                                                       -------------
                                                                                                         105,603,271
                                                                                                       -------------
         TOTAL COLLATERAL FOR SECURITIES ON LOAN -- (Cost $106,122,261)                        15.4%     106,156,696
                                                                                              -----    -------------
TOTAL INVESTMENTS -- (Cost $583,198,863) **                                                   113.9%     786,247,013
                                                                                              -----    -------------
OTHER ASSETS AND LIABILITIES                                                                  (13.9%)    (95,926,498)
                                                                                              -----    -------------
NET ASSETS                                                                                    100.0%   $ 690,320,515
                                                                                              =====    =============

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2008 (UNAUDITED)

Notes to Schedule of Investments

(A) Portfolio securities listed on recognized United States or foreign securities exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, of two brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Open end investment companies are valued at net asset value per share. Securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors. Direct Investments not traded on an exchange are valued at fair value as determined by the Board of Directors. The Direct Investment's original cost is considered to be fair value unless the Board of Directors, based on such advice, concludes there has been a material change of a long-term nature and sufficient reliable information is available to revalue these investments.

The Fund's investments in China companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of China companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized China companies, particularly in China; and
(8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

*    Denotes non-income producing security.

#    Illiquid security.

+ Affiliated issuer, as defined in the Investment Company Act of 1940, as amended, includes issuers in which the Fund held 5% or more of the outstanding voting securities.

ADR  American Depositary Receipt.

144A Securities restricted for resale to Qualified Institutional Buyers.

(1) A portion or all of the security was held on loan. As of January 31, 2008, the market value of the securities loaned was $99,599,701.

(2) Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.

(3)  Equity Linked Securities issued by Credit Lyonnais (CLSA).

(4)  Equity Linked Securities issued by Citigroup Global Markets Holdings.

(5) Direct investments are generally restricted as to resale and do not have a readily available resale market. On the date of acquisition of each direct investment, there were no market quotations on similar securities, and such investments were therefore valued in good faith by the Board of Directors at fair market value. The procedures applied by the Board of Directors in arriving at its estimate of value of securities without readily available market values comply with the China Fund, Inc.'s (the "Fund") policies for valuing Direct Investments. Determination of fair values involves subjective judgment and, because of the inherent uncertainty of valuation, the Board of Directors' estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material. The Fund does not have the right to demand that such securities be registered.

@ Repurchase agreement, dated 1/31/2008, due 2/1/08 with repurchase proceeds of $13,896,926 is collateralized by US Treasury Bond 3.875% due 9/15/10 with a market value of $14,175,776.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2008 (UNAUDITED)

** At January 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $242,992,115 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $39,943,965 and net appreciation for financial reporting purposes was $203,048,150. At January 31, 2008, aggregate cost for financial reporting purposes was $583,198,863.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification required by Rule 30a-2 of the 1940 Act is attached as an exhibit to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHINA FUND, INC.


By: /s/ Gary L. French
    Gary L. French
    President and Chief Executive Officer

Date:  3/25/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Gary L. French
    Gary L. French
    President and Chief Executive Officer

Date:  3/25/08


By: /s/ William C. Cox
    William C. Cox
    Treasurer and Chief Financial Officer

Date:  3/25/08